Taxes (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Taxes
Current income tax provision	$ 148,893	$ 58,266	$ 25,571
Deferred income tax provision	164,600	(176,633)	0
Total	$ 313,493	$ (118,367)	$ 25,571